Stockholders’ Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

9. Stockholders’ Equity:

The holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation. The Company’s common stock has no par value per common stock and there is only one class of common shares. The Company has an unlimited number of common shares authorized for issue.

  (a) Common stock issuances:

Fiscal 2024 and 2023

There were no common stock issuances for the year ended December 31, 2024 and 2023.

Fiscal 2022

During the year ended December 31, 2022, the Company engaged with Agora Internet Relations Corp. for an online marketing campaign on the AGORACOM platform. The agreement was for 12 months for a fee of $79,705 (CAD$100,000) payable in shares of the Company. During the year ended December 31, 2022, the Company issued 156,510 shares in settlement of its obligation under the contract.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

9. Stockholders’ Equity: (Continued)

(b)	Normal Course Issuer Bid:

During the year ended December 31, 2022, the Company filed a Notice of Intention to Make a Normal Course Issuer Bid (the “Notice of Intention”) with the TSX Venture Exchange (“TSX-V”) on September 15, 2022. Upon receiving approval from the TSX-V, effective September 16, 2022, the Company commenced a normal course issuer bid (“NCIB”), whereby the Company may purchase for cancellation up to 6,579,074 shares, being 5% of the issued and outstanding shares as of such date. Any purchases under the NCIB were made on the open market through the facilities of the TSX-V or alternative Canadian trading systems. Purchases were made at market prices of the shares at the time of acquisition.

Purchases under the NCIB may commence as of September 16, 2022, and ended on the earlier of: (i) September 14, 2023; or (ii) the date on which the Company has purchased the maximum number of shares to be acquired under the NCIB. The Company may terminate the NCIB earlier if it feels it is appropriate to do so.

The normal course issuer bid was conducted through Kidoz Inc’s broker Research Capital Corporation. The purchase and payment of the common shares were made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of common shares purchased, timing of purchases and share price depended upon market conditions at the time and securities law requirements. All common shares acquired were returned to treasury and cancelled.

During the year ended December 31, 2023, 41,500 shares which were acquired during the year ended December 31, 2022, pursuant to the NCIB in effect, at an aggregate cost of $11,793, were cancelled.

During the year ended December 31, 2023, 2,000 shares were acquired pursuant to the NCIB in effect, at an aggregate cost of $517. During the year ended December 31, 2023, 2,000 shares were cancelled.

During the year ended December 31, 2022, 275,000 shares were acquired pursuant to the NCIB in effect, at an aggregate cost of $87,778. During the year ended December 31, 2022, 233,500 shares were cancelled.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

9. Stockholders’ Equity: (Continued)

  (c) Warrants:

A summary of warrant activity for the year ended December 31, 2023 and 2022 are as follows:

	Number of warrants	Exercise price		Expiry date
Outstanding, December 31, 2022	230,000	CAD$	0.98	April 3, 2023

Expired	(230,000)

Outstanding December 31, 2024 and 2023	-

A fair value of the derivative liability of $83,572 was estimated on the date of the subscription using the Binomial Lattice pricing model.

During the year ended December 31, 2023, the warrants expired unexercised and there was a gain on derivative liability - warrants of $51 (2022 - $23,314; 2021 - $60,207) and the derivative liability – warrants value reduced to $nil (2022 - $51) with the following assumptions:

	December 31, 2022
Exercise price	CAD$	0.98
Stock price	CAD$	0.35
Expected term		0.25 years
Expected dividend yield		-
Expected stock price volatility		77.46%
Risk-free interest rate		3.55%

  (d) Stock option plans:

2015 and 2024 stock option plans

In the year ended December 31, 2015, the shareholders approved the 2015 stock option plan. The 2015 stock option plan as amended in November 2020, is intended to provide incentive to employees, directors, advisors and consultants of the Company to encourage proprietary interest in the Company, to encourage such employees to remain in the employ of the Company or such directors, advisors and consultants to remain in the service of the Company, and to attract new employees, directors, advisors and consultants with outstanding qualifications.

During the year ended December 31, 2024, a new 10% “rolling” stock option plan (the “2024 Stock Option Plan”) that complies with the updated TSX Policy 4.4 was approved by the TSX-V, the Board of Directors and the Company’s shareholders. The 2024 Stock Option Plan will replace 2015 Stock Option Plan. Options granted under the 2015 Stock Option Plan will continue to be governed by the 2015 Stock Option Plan. The 2015 Stock Option plan will continue to exist until the stock options granted under the 2015 Stock Option are exercised, cancelled or expire. All new stock option grants will be made under the 2024 Stock Option Plan.

The Board of Directors determines the terms of the options granted, including the number of options granted, the exercise price and their vesting schedule. The maximum term possible is 10 years. Under the 2015 and the 2024 plan we have reserved 10% of the number of Shares of the Company issued and outstanding as of each Award Date. The exercise price of a stock option shall be set when such stock option is granted. The minimum exercise price per Common Share shall not be less than the “Discounted Market Price” (as defined in TSX-V Policy 1.1 – Interpretations) allowed by the TSX-V. During the year ended December 31, 2020, the Rolling Stock Option plan was amended by inclusion of an Israeli Taxpayers Appendix.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

9. Stockholders’ Equity: (Continued)

  (d) Stock option plans: (Continued)

During the year ended December 31, 2024, 2,318,750 options were granted to employees and consultants with an exercise price of CAD$0.20 ($0.14) where 2% vests per month. 1,056,250 options of these options were granted to directors and officers of the Company.

During the year ended December 31, 2024, 25,000 options were cancelled. Subsequent to the year ended December 31, 2024, 65,000 options were cancelled.

During the year ended December 31, 2023, the Company granted 1,885,000 options to employees and consultants with an exercise price of CAD$0.30 ($0.22) where 2% vests per month. 400,000 of these options were granted to directors and officers of the Company.

During the year ended December 31, 2023, 460,000 options were cancelled, and 1,988,000 options expired unexercised.

During the year ended December 31, 2022, the Company granted 2,550,000 options to employees and consultants with an exercise price of CAD$0.50 ($0.37) where 2% vests per month. 900,000 of these options were granted to directors and officers of the Company.

During the year ended December 31, 2022, 285,600 options were cancelled, and 506,150 options expired unexercised.

A summary of stock option activity for the stock option plans for the years ended December 31, 2024 and 2023 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.37
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.14
Cancelled	(25,000)	(0.14)
Outstanding December 31, 2024	10,359,750	$0.31

The aggregate intrinsic value for options as of December 31, 2024 was $nil (2023 - $nil).

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

9. Stockholders’ Equity: (Continued)

(d) Stock option plans: (Continued)

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2024:

Exercise prices per share		Number outstanding	Number exercisable	Expiry date
CAD$	0.20	2,293,750	412,875	March 25, 2029
CAD$	0.30	1,845,000	811,800	February 21, 2028
CAD$	0.45	1,930,400	1,734,488	June 30, 2025
CAD$	0.50	789,600	752,100	February 1, 2026
CAD$	0.50	2,295,000	1,560,600	February 1, 2027
CAD$	0.66	200,000	164,000	July 12, 2026
CAD$	1.02	1,006,000	886,000	April 6, 2026
		10,359,750	6,321,863

The Company recorded stock-based compensation of $379,247 on the options granted and vested (2023 – $515,116; 2022 - $696,248) and as per the Black-Scholes option-pricing model, with a weighted average fair value per option grant of $0.21 (2023 - $0.29; 2022 - $0.42).

  (e) The Equity Awards Plan:

Subsequent to the year ended December 31, 2024 the Company initiated The Equity Awards Plan to complement the 2024 Stock Option Plan as an integral part of the Companies overall compensation plan.

The Equity Awards Plan is a fixed 10% plan under which the Company may issue such number of security-based compensation (other than options) up to 10% of the issued and outstanding shares as of the date the Equity Awards Plan is implemented.

The plan is subject to the following limits (in addition to the 10% fixed cap) for so long as the Shares are listed and posted for trading on the TSXV: (i) not more than two (2%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be granted to any one Consultant in any 12 month period; (ii) unless the Company has obtained Disinterested Shareholder Approval, not more than five (5%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be issued to any one Person in any 12 month period; (iii) Investor Relations Service Providers shall not be eligible to receive any Awards; (iv) the aggregate number of Shares issuable to Insiders at any time under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Shares; (v) the aggregate number of Shares issuable to Insiders within any one (1) year period under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Share.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

9. Stockholders’ Equity: (Continued)

(e) The Equity Awards Plan: (Continued)

The Equity Awards Plan has been approved by the TSX Venture Exchange (“TSXV”) subject to affirmation by the Company’s Shareholders at the next Annual General Shareholder meeting. Grants under the plan may be awarded but not exercised until such affirmation is received.